Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities
Schedule of net debt

		Cash and	Other
		cash	financial
	Leases	equivalents	assets	Total
Net debt as at January 31, 2021	(567,396)	18,695,040	64,930	18,192,574
Cash flows	309,617	1,667,326	(47,785)	1,929,158
Acquisition – Leases	(2,000)	—	—	(2,000)
Effect of modification to lease terms	(226,578)	—	—	(226,578)
Disposals	4,343	—	—	4,343
Foreign exchange differences	—	122,470	—	122,470
Net debt as at December 31, 2021	(482,014)	20,484,836	17,145	20,019,967
Cash flows	288,076	(13,331,525)	(13,980)	(13,057,429)
Effect of modification to lease terms	(179,197)	—	—	(179,197)
Foreign exchange differences	—	(196,225)	—	(196,225)
Net debt as at December 31, 2022	(373,135)	6,957,086	3,165	6,587,116

Schedule of lease liabilities

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December, 31 2022	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	305,294	90,684	—	395,978	373,135

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December, 31 2021	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	315,412	202,526	—	517,938	482,014